UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM 12b-25

                                                      SEC File Number 811-4613


                          NOTIFICATION OF LATE FILING

  (Check One):
  [ ]Form 10-KSB [ ]Form 20-F [ ]Form 11-K [ ]Form 10-Q [X]Form N-SAR

                         For Period Ended: 12/31/98

 | Nothing in this form shall be construed to imply that the Commission has  |
 | verified any information contained herein.                                |
 |

If the notification relates to a portion of the filing checked above, identify the item(s) to which the notification relates:

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 PART I - REGISTRANT INFORMATION

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 Full Name of Registrant:
 Fortis Benefits Insurance Company Seperate Account C
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 Former Name if Applicable:
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 Address of Principal Executive Office (Street and Number)
 500 Bielenberg Dr., Woodbury, MN  55125
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 City, State and Zip Code


 PART II - RULES 12b-25(b) AND (c)

If the subject report could not be filed without unreasonable effort or expense and the registrant seeks relief pursuant to Rule 12b-25(b), the following should be completed. (Check box if appropriate)

       |       (a) The reasons  described in reasonable  detail in Part III of
  [X]  |       this form could not be eliminated without  unreasonable  effort
       |       or expense;
       |
       |       (b) The  subject  annual report on Form 10-KSB will be filed on
  [X]  |       or before the fifteenth  calendar day following the  prescribed
       |       due date; and
       |
  [ ]  |       (c) The  accountant's  statement or other  exhibit  required by
       |       Rule 12b-25(c) has been attached, if applicable.

 PART III - NARRATIVE

State below in reasonable detail the reasons why the Form N-SAR could not be filed within the prescribed time period.

After the due date, Registrant discovered that new administrative personnel mistakenly believed report was due March 31, 1999.

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

 PART IV - OTHER INFORMATION

 (1) Name and telephone number of person to contact in regard to this notification.

     Douglas R. Lowe                    651             738-5590
  ------------------------------    -----------  -------------------------
           (Name)                   (Area Code)      (Telephone Number)

 (2) Have all other periodic reports required under Section 13 or 15(d) of the Securities Exchange Act of 1934 or Section 30 of the Investment Company Act of 1940 during the preceding 12 months or for such shorter period that the registrant was required to file such report(s) been filed? If the answer is no, identify report(s). [X] Yes [ ] No

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 (3)  Is it anticipated  that any significant  change in results of operations from the corresponding period for the last fiscal year will be reflected by the earnings statements to be included in the subject report or portion thereof?

      If so: attach an explanation of the anticipated change, both narratively and quantitatively, and, if appropriate, state the reasons why a reasonable estimate of the results cannot be made.

                                                      [ ] Yes [X] No

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             FORTIS BENEFITS INSURANCE COMPANY SEPERATE ACCOUNT C
         ------------------------------------------------------------
                 (Name of Registrant as Specified in Charter)

 has caused this notification to be signed on behalf by the undersigned hereunto duly authorized.

Date:   March 3, 1999               By:  /s/DOUGLAS R. LOWE
        -------------                    -------------------------
                                         Douglas R. Lowe
                                         Vice President and
                                         Assistant General Counsel


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